Supplemental Disclosures of Cash Flow Information	12 Months Ended
Mar. 31, 2014
Supplemental Disclosures of Cash Flow Information

(14) Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2012	2013	2014
Cash paid (provided), net during the year for:
Interest	¥97,788	¥86,989	¥82,796
Income taxes	47,217	138,583	240,668